Disclosure of detailed information about trade and other payables explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade payables	$ 71,336	$ 80,509
Accruals and payables	86,078	78,154
Accrued interest	34,848	4,300
Exploration and evaluation payables	186	64
Embedded derivatives - provisional pricing	373	86
Statutory payables	6,296	6,549
Trade and other payables	$ 199,117	$ 169,662